UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Tax Managed Stock
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009) for Tax Managed Stock and for the entire period (April 21, 2009 to April 30, 2009) for Class A, T, B, C and Institutional Class of Tax Managed Stock.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.25%
Actual		$ 1,000.00	$ 1,019.90	$ .35B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C
Class T	1.50%
Actual		$ 1,000.00	$ 1,019.90	$ .42B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50C
Class B	2.00%
Actual		$ 1,000.00	$ 1,019.90	$ .55B
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99C
Class C	2.00%
Actual		$ 1,000.00	$ 1,019.90	$ .55B
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99C
Tax Managed Stock	.96%
Actual		$ 1,000.00	$ 886.80	$ 4.49B
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81C
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,021.10	$ .28B
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Tax Managed Stock and multiplied by 10/365 (to reflect the period April 21, 2009 to April 30, 2009) for Class A, T, B, C and Institutional Class of Tax Managed Stock.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.7
Pfizer, Inc.	3.9	4.1
Exxon Mobil Corp.	3.4	0.0
Northrop Grumman Corp.	3.3	1.5
Altria Group, Inc.	3.0	3.6
Marathon Oil Corp.	2.9	0.0
Amgen, Inc.	2.9	0.9
ConocoPhillips	2.8	3.3
The Travelers Companies, Inc.	2.8	0.0
PG&E Corp.	2.3	0.3
	31.4
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.2	19.3
Energy	13.0	10.1
Health Care	12.6	9.8
Financials	11.7	16.1
Industrials	10.5	9.1
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	7.2%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	13,500	$ 849,825
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	43,600	2,323,444
Nathan's Famous, Inc. (a)	30,000	421,500
		2,744,944
Household Durables - 0.6%
Leggett & Platt, Inc.	14,300	205,348
Whirlpool Corp.	11,000	496,760
		702,108
Internet & Catalog Retail - 0.5%
Liberty Media Corp. - Interactive Series A (a)	130,000	689,000
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	20,000	533,200
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,321,200
Liberty Media Corp. - Entertainment Class A (a)	35,000	852,250
		2,173,450
Specialty Retail - 1.8%
AutoZone, Inc. (a)	7,300	1,214,647
Best Buy Co., Inc.	15,000	575,700
Jos. A. Bank Clothiers, Inc. (a)(d)	12,000	485,280
		2,275,627
Textiles, Apparel & Luxury Goods - 2.1%
FGX International Ltd. (a)	54,800	631,296
G-III Apparel Group Ltd. (a)	45,600	365,712
Hanesbrands, Inc. (a)	29,000	477,340
Phillips-Van Heusen Corp.	17,700	513,831
Polo Ralph Lauren Corp. Class A	13,400	721,456
		2,709,635
TOTAL CONSUMER DISCRETIONARY		12,677,789
CONSUMER STAPLES - 10.3%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	16,700	284,902
Constellation Brands, Inc. Class A (sub. vtg.) (a)	60,000	695,400
		980,302
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
Kroger Co.	64,200	$ 1,388,004
The Pantry, Inc. (a)	40,000	944,800
Wal-Mart Stores, Inc.	42,000	2,116,800
		4,449,604
Food Products - 0.8%
Archer Daniels Midland Co.	22,000	541,640
TreeHouse Foods, Inc. (a)	16,400	436,076
		977,716
Household Products - 1.4%
Energizer Holdings, Inc. (a)	6,000	343,800
Procter & Gamble Co.	30,000	1,483,200
		1,827,000
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	25,000	320,500
Tobacco - 3.6%
Altria Group, Inc.	239,500	3,911,035
Lorillard, Inc.	12,000	757,560
		4,668,595
TOTAL CONSUMER STAPLES		13,223,717
ENERGY - 13.0%
Energy Equipment & Services - 1.1%
Nabors Industries Ltd. (a)	20,000	304,200
Noble Corp.	38,400	1,049,472
		1,353,672
Oil, Gas & Consumable Fuels - 11.9%
Alpha Natural Resources, Inc. (a)	21,000	430,080
Chevron Corp.	18,000	1,189,800
ConocoPhillips	88,306	3,620,546
Exxon Mobil Corp.	64,500	4,300,215
Frontier Oil Corp.	42,900	545,259
Holly Corp.	12,000	251,520
Marathon Oil Corp.	125,000	3,712,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	24,000	$ 636,240
Tesoro Corp.	35,000	533,750
		15,219,910
TOTAL ENERGY		16,573,582
FINANCIALS - 11.7%
Commercial Banks - 1.7%
BB&T Corp. (d)	35,000	816,900
Wells Fargo & Co.	66,000	1,320,660
		2,137,560
Diversified Financial Services - 2.5%
Bank of America Corp.	180,000	1,607,400
JPMorgan Chase & Co.	45,000	1,485,000
KKR Financial Holdings LLC	120,400	162,540
		3,254,940
Insurance - 7.2%
ACE Ltd.	31,000	1,435,920
American Equity Investment Life Holding Co.	40,500	228,015
Aspen Insurance Holdings Ltd.	3,500	82,530
Berkshire Hathaway, Inc. Class B (a)	890	2,727,850
Platinum Underwriters Holdings Ltd.	12,200	350,994
The Travelers Companies, Inc.	88,000	3,620,320
Unum Group	48,000	784,320
		9,229,949
Real Estate Investment Trusts - 0.3%
ProLogis Trust	35,000	318,850
TOTAL FINANCIALS		14,941,299
HEALTH CARE - 12.6%
Biotechnology - 4.6%
Amgen, Inc. (a)	76,300	3,698,261
Cephalon, Inc. (a)	17,000	1,115,370
Myriad Genetics, Inc. (a)	20,000	775,800
PDL BioPharma, Inc.	42,300	302,445
		5,891,876
Health Care Equipment & Supplies - 1.2%
Cooper Companies, Inc.	24,000	690,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. (a)	17,000	$ 558,790
Inverness Medical Innovations, Inc. (a)	10,000	322,900
		1,571,690
Health Care Providers & Services - 1.1%
AMERIGROUP Corp. (a)	25,000	746,750
AmerisourceBergen Corp.	19,000	639,160
		1,385,910
Pharmaceuticals - 5.7%
AstraZeneca PLC sponsored ADR	36,000	1,258,920
Mylan, Inc. (a)	27,000	357,750
Pfizer, Inc.	379,700	5,072,792
Watson Pharmaceuticals, Inc. (a)	21,000	649,740
		7,339,202
TOTAL HEALTH CARE		16,188,678
INDUSTRIALS - 10.5%
Aerospace & Defense - 7.0%
Alliant Techsystems, Inc. (a)	5,000	398,250
BAE Systems PLC	270,000	1,419,736
Goodrich Corp.	12,000	531,360
Honeywell International, Inc.	18,000	561,780
Lockheed Martin Corp.	5,000	392,650
Northrop Grumman Corp.	87,600	4,235,460
United Technologies Corp.	29,500	1,440,780
		8,980,016
Airlines - 0.2%
Delta Air Lines, Inc. (a)	48,000	296,160
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	12,000	393,480
Thomas & Betts Corp. (a)	12,000	373,440
		766,920
Industrial Conglomerates - 1.9%
General Electric Co.	108,000	1,366,200
Tyco International Ltd.	42,725	1,015,146
		2,381,346
Machinery - 0.7%
Navistar International Corp. (a)	24,000	907,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.1%
Safe Bulkers, Inc.	30,000	$ 127,800
TOTAL INDUSTRIALS		13,459,442
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	140,000	2,704,800
Tellabs, Inc. (a)	305,000	1,598,200
ViaSat, Inc. (a)	18,000	413,820
		4,716,820
Computers & Peripherals - 6.4%
Apple, Inc. (a)	12,000	1,509,960
Hewlett-Packard Co.	146,000	5,253,081
Western Digital Corp. (a)	60,000	1,411,200
		8,174,241
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	24,000	1,161,120
Computer Sciences Corp. (a)	10,000	369,600
Fidelity National Information Services, Inc.	66,000	1,178,100
		2,708,820
Semiconductors & Semiconductor Equipment - 0.4%
Skyworks Solutions, Inc. (a)	60,000	530,400
Software - 4.6%
Microsoft Corp.	130,000	2,633,800
Sybase, Inc. (a)	82,292	2,794,636
Synopsys, Inc. (a)	20,000	435,600
		5,864,036
TOTAL INFORMATION TECHNOLOGY		21,994,317
MATERIALS - 2.6%
Chemicals - 0.5%
Terra Industries, Inc.	24,000	636,000
Containers & Packaging - 1.0%
Pactiv Corp. (a)	15,000	327,900
Rock-Tenn Co. Class A	25,000	944,000
		1,271,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
ArcelorMittal SA (NY Shares) Class A	60,000	$ 1,414,800
TOTAL MATERIALS		3,322,700
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.7%
CenturyTel, Inc.	16,000	434,400
Embarq Corp.	22,000	804,320
Qwest Communications International, Inc.	84,000	326,760
Verizon Communications, Inc.	63,000	1,911,420
		3,476,900
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	280,000	1,220,800
TOTAL TELECOMMUNICATION SERVICES		4,697,700
UTILITIES - 4.3%
Multi-Utilities - 4.3%
CMS Energy Corp.	145,000	1,742,900
PG&E Corp.	78,500	2,913,920
Sempra Energy	13,000	598,260
Wisconsin Energy Corp.	6,000	239,760
		5,494,840
TOTAL COMMON STOCKS (Cost $127,626,953)		122,574,064
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.21% 5/14/09 to 5/28/09 (e) (Cost $399,964)	$ 400,000	399,993
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	3,232,224	$ 3,232,224
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,031,275	1,031,275
TOTAL MONEY MARKET FUNDS (Cost $4,263,499)		4,263,499
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $132,290,416)		127,237,556
NET OTHER ASSETS - 0.6%		740,414
NET ASSETS - 100%		$ 127,977,970
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 CME E-mini S&P 500 Index Contracts	June 2009	$ 4,176,000	$ 98,139

The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,210
Fidelity Securities Lending Cash Central Fund	7,252
Total	$ 26,462
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 127,237,556	$ 125,417,827	$ 1,819,729	$ -
Other Financial Instruments*	$ 98,139	$ 98,139	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $42,150,843 of which $11,838,730, $455,888 and $29,856,225 will expire on October 31, 2010, 2011 and 2016, respectively.

A capital loss carryforward of approximately $11,020,683 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $5,521,154 and $5,499,529 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $968,406) - See accompanying schedule: Unaffiliated issuers (cost $128,026,917)	$ 122,974,057
Fidelity Central Funds (cost $4,263,499)	4,263,499
Total Investments (cost $132,290,416)		$ 127,237,556
Cash		2
Receivable for investments sold		3,531,152
Receivable for fund shares sold		51,817
Dividends receivable		91,955
Distributions receivable from Fidelity Central Funds		2,890
Receivable for daily variation on futures contracts		2,227
Prepaid expenses		982
Receivable from investment adviser for expense reductions		1,168
Other receivables		1,648
Total assets		130,921,397

Liabilities
Payable for investments purchased	$ 1,505,643
Payable for fund shares redeemed	291,912
Accrued management fee	51,074
Distribution fees payable	1,597
Other affiliated payables	25,114
Other payables and accrued expenses	36,812
Collateral on securities loaned, at value	1,031,275
Total liabilities		2,943,427

Net Assets		$ 127,977,970
Net Assets consist of:
Paid in capital		$ 207,108,953
Undistributed net investment income		213,273
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,389,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,954,488)
Net Assets		$ 127,977,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,076,973 ÷ 1,041,566 shares)	$ 8.71

Maximum offering price per share (100/94.25 of $8.71)	$ 9.24
Class T: Net Asset Value and redemption price per share ($4,263,927 ÷ 489,295 shares)	$ 8.71

Maximum offering price per share (100/96.50 of $8.71)	$ 9.03
Class B: Net Asset Value and offering price per share ($1,600,756 ÷ 183,704 shares)A	$ 8.71

Class C: Net Asset Value and offering price per share ($5,377,523 ÷ 617,126 shares)A	$ 8.71

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($106,648,436 ÷ 12,234,908 shares)	$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,010,355 ÷ 115,931 shares)	$ 8.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,216,730
Interest		1,937
Income from Fidelity Central Funds		26,462
Total income		1,245,129

Expenses
Management fee	$ 308,409
Transfer agent fees	129,328
Distribution fees	1,849
Accounting and security lending fees	21,719
Custodian fees and expenses	17,193
Independent trustees' compensation	435
Registration fees	19,124
Audit	24,148
Legal	1,067
Miscellaneous	1,303
Total expenses before reductions	524,575
Expense reductions	(2,579)	521,996
Net investment income (loss)		723,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,812,460)
Foreign currency transactions	15,423
Futures contracts	(307,430)
Total net realized gain (loss)		(32,104,467)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,491,369
Assets and liabilities in foreign currencies	234
Futures contracts	749,493
Total change in net unrealized appreciation (depreciation)		16,241,096
Net gain (loss)		(15,863,371)
Net increase (decrease) in net assets resulting from operations		$ (15,140,238)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 723,133	$ 826,250
Net realized gain (loss)	(32,104,467)	(30,024,518)
Change in net unrealized appreciation (depreciation)	16,241,096	(43,437,379)
Net increase (decrease) in net assets resulting from operations	(15,140,238)	(72,635,647)
Distributions to shareholders from net investment income	(1,093,395)	(449,414)
Share transactions - net increase (decrease)	15,999,168	102,676,330
Redemption fees	74,493	153,457
Total increase (decrease) in net assets	(159,972)	29,744,726

Net Assets
Beginning of period	128,137,942	98,393,216
End of period (including undistributed net investment income of $213,273 and undistributed net investment income of $583,535, respectively)	$ 127,977,970	$ 128,137,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	(.63)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,077
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17 H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,264
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	2.44% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,601
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	2.46% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.37)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,378
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19	$ 9.47
Income from Investment Operations
Net investment income (loss) D	.06	.09	.09	.05	.04	.03
Net realized and unrealized gain (loss)	(1.19)	(6.76)	2.85	1.63	1.94	.73
Total from investment operations	(1.13)	(6.67)	2.94	1.68	1.98	.76
Distributions from net investment income	(.09)	(.08)	(.06)	(.05)	(.03)	(.04)
Redemption fees added to paid in capital D	.01	.02	.01	- H	- H	- H
Net asset value, end of period	$ 8.72	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Total Return B, C	(11.32)%	(40.12)%	21.51%	13.87%	19.46%	8.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	.84%	.84%	.89%	.91%	.95%
Expenses net of fee waivers, if any	.96% A	.84%	.84%	.89%	.91%	.95%
Expenses net of all reductions	.96% A	.84%	.84%	.87%	.86%	.89%
Net investment income (loss)	1.35% A	.62%	.59%	.41%	.35%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,648	$ 128,138	$ 98,393	$ 68,822	$ 57,167	$ 49,921
Portfolio turnover rate F	238% A, I	224%	131%	178%	179%	182%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.00 J
Net realized and unrealized gain (loss)	.18G
Total from investment operations	.18
Net asset value, end of period	$ 8.72
Total Return B, C	2.11%
Ratios to Average Net Assets E, I
Expenses before reductions	1.28% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010
Portfolio turnover rate F	238% A, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class C, Class B, and Institutional Class shares and the existing class was designated Tax Managed Stock on April 21, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,243,484
Unrealized depreciation	(15,438,199)
Net unrealized appreciation (depreciation)	$ (6,194,715)
Cost for federal income tax purposes	$ 133,432,271

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. In January 2009, the Board of Trustees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees - continued

approved the removal of the redemption fee beginning February 2, 2009 for shares redeemed from accounts held directly with Fidelity, and on or before March 2, 2009 for shares redeemed through intermediaries.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,862,532 and $131,135,019, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 365	$ 15
Class T	.25%	.25%	346	-
Class B	.75%	.25%	270	203
Class C	.75%	.25%	868	101
			$ 1,849	$ 319

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,486
Class T	681
Class B*	2,367
Class C*	608
$ 7,142

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 367.25
Class T	202.29
Class B	77.28
Class C	228.26
Tax Managed Stock	128,412.24
Institutional Class	42.24
	$ 129,328

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,809 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $347 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,252.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 543
Class T	1.50%	301
Class B	2.00%	120
Class C	2.00%	405
Tax Managed Stock	1.00%	-
Institutional Class	1.00%	50
		$ 1,419

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,092 for the period

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Tax Managed Stock	$ 1,093,395	$ 449,414

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009A	Year ended October 31, 2008	Six months ended April 30, 2009A	Year ended October 31, 2008
Class A
Shares sold	16,912	-	$ 144,926	$ -
Issued in exchange for shares of Tax Managed Stock	1,033,129	-	8,977,888	-
Shares redeemed	(8,475)	-	(74,225)	-
Net increase (decrease)	1,041,566	-	$ 9,048,589	$ -
Class T
Shares sold	11,807	-	$ 100,854	$ -
Issued in exchange for shares of Tax Managed Stock	479,321	-	4,165,302	-
Shares redeemed	(1,833)	-	(15,792)	-
Net increase (decrease)	489,295	-	$ 4,250,364	$ -
Class B
Shares sold	11,741	-	$ 100,276	$ -
Issued in exchange for shares of Tax Managed Stock	176,977	-	1,537,928	-
Shares redeemed	(5,014)	-	(43,274)	-
Net increase (decrease)	183,704	-	$ 1,594,930	$ -
Class C
Shares sold	14,306	-	$ 122,597	$ -
Issued in exchange for shares of Tax Managed Stock	604,806	-	5,255,763	-
Shares redeemed	(1,986)	-	(17,299)	-
Net increase (decrease)	617,126	-	$ 5,361,061	$ -
Tax Managed Stock
Shares sold	1,680,368	8,838,597	$ 14,116,173	$ 126,169,743
Reinvestment of distributions	111,863	24,218	965,374	394,019
Shares redeemed	(2,457,473)	(1,869,319)	(20,343,011)	(23,887,432)
Net increase (decrease)	(665,242)	6,993,496	$ (5,261,464)	$ 102,676,330
Institutional Class
Shares sold	11,709	-	$ 100,001	$ -
Issued in exchange for shares of Tax Managed Stock	104,222	-	905,687	-
Shares redeemed	-	-	-	-
Net increase (decrease)	115,931	-	$ 1,005,688	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares)
to April 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research

(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TMG-USAN-0609
1.784909.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Tax Managed Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Tax Managed Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009) for Tax Managed Stock and for the entire period (April 21, 2009 to April 30, 2009) for Class A, T, B, C and Institutional Class of Tax Managed Stock.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.25%
Actual		$ 1,000.00	$ 1,019.90	$ .35B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C
Class T	1.50%
Actual		$ 1,000.00	$ 1,019.90	$ .42B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50C
Class B	2.00%
Actual		$ 1,000.00	$ 1,019.90	$ .55B
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99C
Class C	2.00%
Actual		$ 1,000.00	$ 1,019.90	$ .55B
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99C
Tax Managed Stock	.96%
Actual		$ 1,000.00	$ 886.80	$ 4.49B
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81C
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,021.10	$ .28B
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Tax Managed Stock and multiplied by 10/365 (to reflect the period April 21, 2009 to April 30, 2009) for Class A, T, B, C and Institutional Class of Tax Managed Stock.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.7
Pfizer, Inc.	3.9	4.1
Exxon Mobil Corp.	3.4	0.0
Northrop Grumman Corp.	3.3	1.5
Altria Group, Inc.	3.0	3.6
Marathon Oil Corp.	2.9	0.0
Amgen, Inc.	2.9	0.9
ConocoPhillips	2.8	3.3
The Travelers Companies, Inc.	2.8	0.0
PG&E Corp.	2.3	0.3
	31.4
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.2	19.3
Energy	13.0	10.1
Health Care	12.6	9.8
Financials	11.7	16.1
Industrials	10.5	9.1
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	7.2%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	13,500	$ 849,825
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	43,600	2,323,444
Nathan's Famous, Inc. (a)	30,000	421,500
		2,744,944
Household Durables - 0.6%
Leggett & Platt, Inc.	14,300	205,348
Whirlpool Corp.	11,000	496,760
		702,108
Internet & Catalog Retail - 0.5%
Liberty Media Corp. - Interactive Series A (a)	130,000	689,000
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	20,000	533,200
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,321,200
Liberty Media Corp. - Entertainment Class A (a)	35,000	852,250
		2,173,450
Specialty Retail - 1.8%
AutoZone, Inc. (a)	7,300	1,214,647
Best Buy Co., Inc.	15,000	575,700
Jos. A. Bank Clothiers, Inc. (a)(d)	12,000	485,280
		2,275,627
Textiles, Apparel & Luxury Goods - 2.1%
FGX International Ltd. (a)	54,800	631,296
G-III Apparel Group Ltd. (a)	45,600	365,712
Hanesbrands, Inc. (a)	29,000	477,340
Phillips-Van Heusen Corp.	17,700	513,831
Polo Ralph Lauren Corp. Class A	13,400	721,456
		2,709,635
TOTAL CONSUMER DISCRETIONARY		12,677,789
CONSUMER STAPLES - 10.3%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	16,700	284,902
Constellation Brands, Inc. Class A (sub. vtg.) (a)	60,000	695,400
		980,302
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
Kroger Co.	64,200	$ 1,388,004
The Pantry, Inc. (a)	40,000	944,800
Wal-Mart Stores, Inc.	42,000	2,116,800
		4,449,604
Food Products - 0.8%
Archer Daniels Midland Co.	22,000	541,640
TreeHouse Foods, Inc. (a)	16,400	436,076
		977,716
Household Products - 1.4%
Energizer Holdings, Inc. (a)	6,000	343,800
Procter & Gamble Co.	30,000	1,483,200
		1,827,000
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	25,000	320,500
Tobacco - 3.6%
Altria Group, Inc.	239,500	3,911,035
Lorillard, Inc.	12,000	757,560
		4,668,595
TOTAL CONSUMER STAPLES		13,223,717
ENERGY - 13.0%
Energy Equipment & Services - 1.1%
Nabors Industries Ltd. (a)	20,000	304,200
Noble Corp.	38,400	1,049,472
		1,353,672
Oil, Gas & Consumable Fuels - 11.9%
Alpha Natural Resources, Inc. (a)	21,000	430,080
Chevron Corp.	18,000	1,189,800
ConocoPhillips	88,306	3,620,546
Exxon Mobil Corp.	64,500	4,300,215
Frontier Oil Corp.	42,900	545,259
Holly Corp.	12,000	251,520
Marathon Oil Corp.	125,000	3,712,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	24,000	$ 636,240
Tesoro Corp.	35,000	533,750
		15,219,910
TOTAL ENERGY		16,573,582
FINANCIALS - 11.7%
Commercial Banks - 1.7%
BB&T Corp. (d)	35,000	816,900
Wells Fargo & Co.	66,000	1,320,660
		2,137,560
Diversified Financial Services - 2.5%
Bank of America Corp.	180,000	1,607,400
JPMorgan Chase & Co.	45,000	1,485,000
KKR Financial Holdings LLC	120,400	162,540
		3,254,940
Insurance - 7.2%
ACE Ltd.	31,000	1,435,920
American Equity Investment Life Holding Co.	40,500	228,015
Aspen Insurance Holdings Ltd.	3,500	82,530
Berkshire Hathaway, Inc. Class B (a)	890	2,727,850
Platinum Underwriters Holdings Ltd.	12,200	350,994
The Travelers Companies, Inc.	88,000	3,620,320
Unum Group	48,000	784,320
		9,229,949
Real Estate Investment Trusts - 0.3%
ProLogis Trust	35,000	318,850
TOTAL FINANCIALS		14,941,299
HEALTH CARE - 12.6%
Biotechnology - 4.6%
Amgen, Inc. (a)	76,300	3,698,261
Cephalon, Inc. (a)	17,000	1,115,370
Myriad Genetics, Inc. (a)	20,000	775,800
PDL BioPharma, Inc.	42,300	302,445
		5,891,876
Health Care Equipment & Supplies - 1.2%
Cooper Companies, Inc.	24,000	690,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. (a)	17,000	$ 558,790
Inverness Medical Innovations, Inc. (a)	10,000	322,900
		1,571,690
Health Care Providers & Services - 1.1%
AMERIGROUP Corp. (a)	25,000	746,750
AmerisourceBergen Corp.	19,000	639,160
		1,385,910
Pharmaceuticals - 5.7%
AstraZeneca PLC sponsored ADR	36,000	1,258,920
Mylan, Inc. (a)	27,000	357,750
Pfizer, Inc.	379,700	5,072,792
Watson Pharmaceuticals, Inc. (a)	21,000	649,740
		7,339,202
TOTAL HEALTH CARE		16,188,678
INDUSTRIALS - 10.5%
Aerospace & Defense - 7.0%
Alliant Techsystems, Inc. (a)	5,000	398,250
BAE Systems PLC	270,000	1,419,736
Goodrich Corp.	12,000	531,360
Honeywell International, Inc.	18,000	561,780
Lockheed Martin Corp.	5,000	392,650
Northrop Grumman Corp.	87,600	4,235,460
United Technologies Corp.	29,500	1,440,780
		8,980,016
Airlines - 0.2%
Delta Air Lines, Inc. (a)	48,000	296,160
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	12,000	393,480
Thomas & Betts Corp. (a)	12,000	373,440
		766,920
Industrial Conglomerates - 1.9%
General Electric Co.	108,000	1,366,200
Tyco International Ltd.	42,725	1,015,146
		2,381,346
Machinery - 0.7%
Navistar International Corp. (a)	24,000	907,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.1%
Safe Bulkers, Inc.	30,000	$ 127,800
TOTAL INDUSTRIALS		13,459,442
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	140,000	2,704,800
Tellabs, Inc. (a)	305,000	1,598,200
ViaSat, Inc. (a)	18,000	413,820
		4,716,820
Computers & Peripherals - 6.4%
Apple, Inc. (a)	12,000	1,509,960
Hewlett-Packard Co.	146,000	5,253,081
Western Digital Corp. (a)	60,000	1,411,200
		8,174,241
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	24,000	1,161,120
Computer Sciences Corp. (a)	10,000	369,600
Fidelity National Information Services, Inc.	66,000	1,178,100
		2,708,820
Semiconductors & Semiconductor Equipment - 0.4%
Skyworks Solutions, Inc. (a)	60,000	530,400
Software - 4.6%
Microsoft Corp.	130,000	2,633,800
Sybase, Inc. (a)	82,292	2,794,636
Synopsys, Inc. (a)	20,000	435,600
		5,864,036
TOTAL INFORMATION TECHNOLOGY		21,994,317
MATERIALS - 2.6%
Chemicals - 0.5%
Terra Industries, Inc.	24,000	636,000
Containers & Packaging - 1.0%
Pactiv Corp. (a)	15,000	327,900
Rock-Tenn Co. Class A	25,000	944,000
		1,271,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
ArcelorMittal SA (NY Shares) Class A	60,000	$ 1,414,800
TOTAL MATERIALS		3,322,700
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.7%
CenturyTel, Inc.	16,000	434,400
Embarq Corp.	22,000	804,320
Qwest Communications International, Inc.	84,000	326,760
Verizon Communications, Inc.	63,000	1,911,420
		3,476,900
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	280,000	1,220,800
TOTAL TELECOMMUNICATION SERVICES		4,697,700
UTILITIES - 4.3%
Multi-Utilities - 4.3%
CMS Energy Corp.	145,000	1,742,900
PG&E Corp.	78,500	2,913,920
Sempra Energy	13,000	598,260
Wisconsin Energy Corp.	6,000	239,760
		5,494,840
TOTAL COMMON STOCKS (Cost $127,626,953)		122,574,064
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.21% 5/14/09 to 5/28/09 (e) (Cost $399,964)	$ 400,000	399,993
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	3,232,224	$ 3,232,224
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,031,275	1,031,275
TOTAL MONEY MARKET FUNDS (Cost $4,263,499)		4,263,499
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $132,290,416)		127,237,556
NET OTHER ASSETS - 0.6%		740,414
NET ASSETS - 100%		$ 127,977,970
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 CME E-mini S&P 500 Index Contracts	June 2009	$ 4,176,000	$ 98,139

The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,210
Fidelity Securities Lending Cash Central Fund	7,252
Total	$ 26,462
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 127,237,556	$ 125,417,827	$ 1,819,729	$ -
Other Financial Instruments*	$ 98,139	$ 98,139	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $42,150,843 of which $11,838,730, $455,888 and $29,856,225 will expire on October 31, 2010, 2011 and 2016, respectively.

A capital loss carryforward of approximately $11,020,683 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $5,521,154 and $5,499,529 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $968,406) - See accompanying schedule: Unaffiliated issuers (cost $128,026,917)	$ 122,974,057
Fidelity Central Funds (cost $4,263,499)	4,263,499
Total Investments (cost $132,290,416)		$ 127,237,556
Cash		2
Receivable for investments sold		3,531,152
Receivable for fund shares sold		51,817
Dividends receivable		91,955
Distributions receivable from Fidelity Central Funds		2,890
Receivable for daily variation on futures contracts		2,227
Prepaid expenses		982
Receivable from investment adviser for expense reductions		1,168
Other receivables		1,648
Total assets		130,921,397

Liabilities
Payable for investments purchased	$ 1,505,643
Payable for fund shares redeemed	291,912
Accrued management fee	51,074
Distribution fees payable	1,597
Other affiliated payables	25,114
Other payables and accrued expenses	36,812
Collateral on securities loaned, at value	1,031,275
Total liabilities		2,943,427

Net Assets		$ 127,977,970
Net Assets consist of:
Paid in capital		$ 207,108,953
Undistributed net investment income		213,273
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,389,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,954,488)
Net Assets		$ 127,977,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,076,973 ÷ 1,041,566 shares)	$ 8.71

Maximum offering price per share (100/94.25 of $8.71)	$ 9.24
Class T: Net Asset Value and redemption price per share ($4,263,927 ÷ 489,295 shares)	$ 8.71

Maximum offering price per share (100/96.50 of $8.71)	$ 9.03
Class B: Net Asset Value and offering price per share ($1,600,756 ÷ 183,704 shares)A	$ 8.71

Class C: Net Asset Value and offering price per share ($5,377,523 ÷ 617,126 shares)A	$ 8.71

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($106,648,436 ÷ 12,234,908 shares)	$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,010,355 ÷ 115,931 shares)	$ 8.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,216,730
Interest		1,937
Income from Fidelity Central Funds		26,462
Total income		1,245,129

Expenses
Management fee	$ 308,409
Transfer agent fees	129,328
Distribution fees	1,849
Accounting and security lending fees	21,719
Custodian fees and expenses	17,193
Independent trustees' compensation	435
Registration fees	19,124
Audit	24,148
Legal	1,067
Miscellaneous	1,303
Total expenses before reductions	524,575
Expense reductions	(2,579)	521,996
Net investment income (loss)		723,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,812,460)
Foreign currency transactions	15,423
Futures contracts	(307,430)
Total net realized gain (loss)		(32,104,467)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,491,369
Assets and liabilities in foreign currencies	234
Futures contracts	749,493
Total change in net unrealized appreciation (depreciation)		16,241,096
Net gain (loss)		(15,863,371)
Net increase (decrease) in net assets resulting from operations		$ (15,140,238)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 723,133	$ 826,250
Net realized gain (loss)	(32,104,467)	(30,024,518)
Change in net unrealized appreciation (depreciation)	16,241,096	(43,437,379)
Net increase (decrease) in net assets resulting from operations	(15,140,238)	(72,635,647)
Distributions to shareholders from net investment income	(1,093,395)	(449,414)
Share transactions - net increase (decrease)	15,999,168	102,676,330
Redemption fees	74,493	153,457
Total increase (decrease) in net assets	(159,972)	29,744,726

Net Assets
Beginning of period	128,137,942	98,393,216
End of period (including undistributed net investment income of $213,273 and undistributed net investment income of $583,535, respectively)	$ 127,977,970	$ 128,137,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	(.63)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,077
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17 H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,264
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	2.44% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,601
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	2.46% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.37)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,378
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19	$ 9.47
Income from Investment Operations
Net investment income (loss) D	.06	.09	.09	.05	.04	.03
Net realized and unrealized gain (loss)	(1.19)	(6.76)	2.85	1.63	1.94	.73
Total from investment operations	(1.13)	(6.67)	2.94	1.68	1.98	.76
Distributions from net investment income	(.09)	(.08)	(.06)	(.05)	(.03)	(.04)
Redemption fees added to paid in capital D	.01	.02	.01	- H	- H	- H
Net asset value, end of period	$ 8.72	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Total Return B, C	(11.32)%	(40.12)%	21.51%	13.87%	19.46%	8.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	.84%	.84%	.89%	.91%	.95%
Expenses net of fee waivers, if any	.96% A	.84%	.84%	.89%	.91%	.95%
Expenses net of all reductions	.96% A	.84%	.84%	.87%	.86%	.89%
Net investment income (loss)	1.35% A	.62%	.59%	.41%	.35%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,648	$ 128,138	$ 98,393	$ 68,822	$ 57,167	$ 49,921
Portfolio turnover rate F	238% A, I	224%	131%	178%	179%	182%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.00 J
Net realized and unrealized gain (loss)	.18G
Total from investment operations	.18
Net asset value, end of period	$ 8.72
Total Return B, C	2.11%
Ratios to Average Net Assets E, I
Expenses before reductions	1.28% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010
Portfolio turnover rate F	238% A, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class C, Class B, and Institutional Class shares and the existing class was designated Tax Managed Stock on April 21, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,243,484
Unrealized depreciation	(15,438,199)
Net unrealized appreciation (depreciation)	$ (6,194,715)
Cost for federal income tax purposes	$ 133,432,271

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. In January 2009, the Board of Trustees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees - continued

approved the removal of the redemption fee beginning February 2, 2009 for shares redeemed from accounts held directly with Fidelity, and on or before March 2, 2009 for shares redeemed through intermediaries.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,862,532 and $131,135,019, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 365	$ 15
Class T	.25%	.25%	346	-
Class B	.75%	.25%	270	203
Class C	.75%	.25%	868	101
			$ 1,849	$ 319

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,486
Class T	681
Class B*	2,367
Class C*	608
$ 7,142

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 367.25
Class T	202.29
Class B	77.28
Class C	228.26
Tax Managed Stock	128,412.24
Institutional Class	42.24
	$ 129,328

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,809 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $347 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,252.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 543
Class T	1.50%	301
Class B	2.00%	120
Class C	2.00%	405
Tax Managed Stock	1.00%	-
Institutional Class	1.00%	50
		$ 1,419

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,092 for the period

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Tax Managed Stock	$ 1,093,395	$ 449,414

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009A	Year ended October 31, 2008	Six months ended April 30, 2009A	Year ended October 31, 2008
Class A
Shares sold	16,912	-	$ 144,926	$ -
Issued in exchange for shares of Tax Managed Stock	1,033,129	-	8,977,888	-
Shares redeemed	(8,475)	-	(74,225)	-
Net increase (decrease)	1,041,566	-	$ 9,048,589	$ -
Class T
Shares sold	11,807	-	$ 100,854	$ -
Issued in exchange for shares of Tax Managed Stock	479,321	-	4,165,302	-
Shares redeemed	(1,833)	-	(15,792)	-
Net increase (decrease)	489,295	-	$ 4,250,364	$ -
Class B
Shares sold	11,741	-	$ 100,276	$ -
Issued in exchange for shares of Tax Managed Stock	176,977	-	1,537,928	-
Shares redeemed	(5,014)	-	(43,274)	-
Net increase (decrease)	183,704	-	$ 1,594,930	$ -
Class C
Shares sold	14,306	-	$ 122,597	$ -
Issued in exchange for shares of Tax Managed Stock	604,806	-	5,255,763	-
Shares redeemed	(1,986)	-	(17,299)	-
Net increase (decrease)	617,126	-	$ 5,361,061	$ -
Tax Managed Stock
Shares sold	1,680,368	8,838,597	$ 14,116,173	$ 126,169,743
Reinvestment of distributions	111,863	24,218	965,374	394,019
Shares redeemed	(2,457,473)	(1,869,319)	(20,343,011)	(23,887,432)
Net increase (decrease)	(665,242)	6,993,496	$ (5,261,464)	$ 102,676,330
Institutional Class
Shares sold	11,709	-	$ 100,001	$ -
Issued in exchange for shares of Tax Managed Stock	104,222	-	905,687	-
Shares redeemed	-	-	-	-
Net increase (decrease)	115,931	-	$ 1,005,688	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares)
to April 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Semiannual Report

Distributions

The following distribution information is for the Fidelity Advisor Tax Managed Stock Fund, which was acquired by Fidelity Tax Managed Stock Fund through a merger on April 24, 2009.

Class A, T, B, and C designates 100% of the dividends distributed in December, 2008 and Class A and Class T designates 100% of the dividends distributed in April 2009, as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A, T, B, and C designates 100% of the dividends distributed in December, 2008 and Class A and Class T designates 100% of the dividends distributed in April, 2009, as qualifying for the dividends-received deduction for corporate shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMG-USAN-0609
1.889796.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Tax Managed Stock
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of
Fidelity® Tax Managed Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009) for Tax Managed Stock and for the entire period (April 21, 2009 to April 30, 2009) for Class A, T, B, C and Institutional Class of Tax Managed Stock.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.25%
Actual		$ 1,000.00	$ 1,019.90	$ .35B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C
Class T	1.50%
Actual		$ 1,000.00	$ 1,019.90	$ .42B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50C
Class B	2.00%
Actual		$ 1,000.00	$ 1,019.90	$ .55B
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99C
Class C	2.00%
Actual		$ 1,000.00	$ 1,019.90	$ .55B
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99C
Tax Managed Stock	.96%
Actual		$ 1,000.00	$ 886.80	$ 4.49B
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81C
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,021.10	$ .28B
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Tax Managed Stock and multiplied by 10/365 (to reflect the period April 21, 2009 to April 30, 2009) for Class A, T, B, C and Institutional Class of Tax Managed Stock.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	4.1	4.7
Pfizer, Inc.	3.9	4.1
Exxon Mobil Corp.	3.4	0.0
Northrop Grumman Corp.	3.3	1.5
Altria Group, Inc.	3.0	3.6
Marathon Oil Corp.	2.9	0.0
Amgen, Inc.	2.9	0.9
ConocoPhillips	2.8	3.3
The Travelers Companies, Inc.	2.8	0.0
PG&E Corp.	2.3	0.3
	31.4
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.2	19.3
Energy	13.0	10.1
Health Care	12.6	9.8
Financials	11.7	16.1
Industrials	10.5	9.1
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	7.2%	** Foreign investments	7.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	13,500	$ 849,825
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	43,600	2,323,444
Nathan's Famous, Inc. (a)	30,000	421,500
		2,744,944
Household Durables - 0.6%
Leggett & Platt, Inc.	14,300	205,348
Whirlpool Corp.	11,000	496,760
		702,108
Internet & Catalog Retail - 0.5%
Liberty Media Corp. - Interactive Series A (a)	130,000	689,000
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	20,000	533,200
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,321,200
Liberty Media Corp. - Entertainment Class A (a)	35,000	852,250
		2,173,450
Specialty Retail - 1.8%
AutoZone, Inc. (a)	7,300	1,214,647
Best Buy Co., Inc.	15,000	575,700
Jos. A. Bank Clothiers, Inc. (a)(d)	12,000	485,280
		2,275,627
Textiles, Apparel & Luxury Goods - 2.1%
FGX International Ltd. (a)	54,800	631,296
G-III Apparel Group Ltd. (a)	45,600	365,712
Hanesbrands, Inc. (a)	29,000	477,340
Phillips-Van Heusen Corp.	17,700	513,831
Polo Ralph Lauren Corp. Class A	13,400	721,456
		2,709,635
TOTAL CONSUMER DISCRETIONARY		12,677,789
CONSUMER STAPLES - 10.3%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	16,700	284,902
Constellation Brands, Inc. Class A (sub. vtg.) (a)	60,000	695,400
		980,302
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
Kroger Co.	64,200	$ 1,388,004
The Pantry, Inc. (a)	40,000	944,800
Wal-Mart Stores, Inc.	42,000	2,116,800
		4,449,604
Food Products - 0.8%
Archer Daniels Midland Co.	22,000	541,640
TreeHouse Foods, Inc. (a)	16,400	436,076
		977,716
Household Products - 1.4%
Energizer Holdings, Inc. (a)	6,000	343,800
Procter & Gamble Co.	30,000	1,483,200
		1,827,000
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	25,000	320,500
Tobacco - 3.6%
Altria Group, Inc.	239,500	3,911,035
Lorillard, Inc.	12,000	757,560
		4,668,595
TOTAL CONSUMER STAPLES		13,223,717
ENERGY - 13.0%
Energy Equipment & Services - 1.1%
Nabors Industries Ltd. (a)	20,000	304,200
Noble Corp.	38,400	1,049,472
		1,353,672
Oil, Gas & Consumable Fuels - 11.9%
Alpha Natural Resources, Inc. (a)	21,000	430,080
Chevron Corp.	18,000	1,189,800
ConocoPhillips	88,306	3,620,546
Exxon Mobil Corp.	64,500	4,300,215
Frontier Oil Corp.	42,900	545,259
Holly Corp.	12,000	251,520
Marathon Oil Corp.	125,000	3,712,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	24,000	$ 636,240
Tesoro Corp.	35,000	533,750
		15,219,910
TOTAL ENERGY		16,573,582
FINANCIALS - 11.7%
Commercial Banks - 1.7%
BB&T Corp. (d)	35,000	816,900
Wells Fargo & Co.	66,000	1,320,660
		2,137,560
Diversified Financial Services - 2.5%
Bank of America Corp.	180,000	1,607,400
JPMorgan Chase & Co.	45,000	1,485,000
KKR Financial Holdings LLC	120,400	162,540
		3,254,940
Insurance - 7.2%
ACE Ltd.	31,000	1,435,920
American Equity Investment Life Holding Co.	40,500	228,015
Aspen Insurance Holdings Ltd.	3,500	82,530
Berkshire Hathaway, Inc. Class B (a)	890	2,727,850
Platinum Underwriters Holdings Ltd.	12,200	350,994
The Travelers Companies, Inc.	88,000	3,620,320
Unum Group	48,000	784,320
		9,229,949
Real Estate Investment Trusts - 0.3%
ProLogis Trust	35,000	318,850
TOTAL FINANCIALS		14,941,299
HEALTH CARE - 12.6%
Biotechnology - 4.6%
Amgen, Inc. (a)	76,300	3,698,261
Cephalon, Inc. (a)	17,000	1,115,370
Myriad Genetics, Inc. (a)	20,000	775,800
PDL BioPharma, Inc.	42,300	302,445
		5,891,876
Health Care Equipment & Supplies - 1.2%
Cooper Companies, Inc.	24,000	690,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. (a)	17,000	$ 558,790
Inverness Medical Innovations, Inc. (a)	10,000	322,900
		1,571,690
Health Care Providers & Services - 1.1%
AMERIGROUP Corp. (a)	25,000	746,750
AmerisourceBergen Corp.	19,000	639,160
		1,385,910
Pharmaceuticals - 5.7%
AstraZeneca PLC sponsored ADR	36,000	1,258,920
Mylan, Inc. (a)	27,000	357,750
Pfizer, Inc.	379,700	5,072,792
Watson Pharmaceuticals, Inc. (a)	21,000	649,740
		7,339,202
TOTAL HEALTH CARE		16,188,678
INDUSTRIALS - 10.5%
Aerospace & Defense - 7.0%
Alliant Techsystems, Inc. (a)	5,000	398,250
BAE Systems PLC	270,000	1,419,736
Goodrich Corp.	12,000	531,360
Honeywell International, Inc.	18,000	561,780
Lockheed Martin Corp.	5,000	392,650
Northrop Grumman Corp.	87,600	4,235,460
United Technologies Corp.	29,500	1,440,780
		8,980,016
Airlines - 0.2%
Delta Air Lines, Inc. (a)	48,000	296,160
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	12,000	393,480
Thomas & Betts Corp. (a)	12,000	373,440
		766,920
Industrial Conglomerates - 1.9%
General Electric Co.	108,000	1,366,200
Tyco International Ltd.	42,725	1,015,146
		2,381,346
Machinery - 0.7%
Navistar International Corp. (a)	24,000	907,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.1%
Safe Bulkers, Inc.	30,000	$ 127,800
TOTAL INDUSTRIALS		13,459,442
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	140,000	2,704,800
Tellabs, Inc. (a)	305,000	1,598,200
ViaSat, Inc. (a)	18,000	413,820
		4,716,820
Computers & Peripherals - 6.4%
Apple, Inc. (a)	12,000	1,509,960
Hewlett-Packard Co.	146,000	5,253,081
Western Digital Corp. (a)	60,000	1,411,200
		8,174,241
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	24,000	1,161,120
Computer Sciences Corp. (a)	10,000	369,600
Fidelity National Information Services, Inc.	66,000	1,178,100
		2,708,820
Semiconductors & Semiconductor Equipment - 0.4%
Skyworks Solutions, Inc. (a)	60,000	530,400
Software - 4.6%
Microsoft Corp.	130,000	2,633,800
Sybase, Inc. (a)	82,292	2,794,636
Synopsys, Inc. (a)	20,000	435,600
		5,864,036
TOTAL INFORMATION TECHNOLOGY		21,994,317
MATERIALS - 2.6%
Chemicals - 0.5%
Terra Industries, Inc.	24,000	636,000
Containers & Packaging - 1.0%
Pactiv Corp. (a)	15,000	327,900
Rock-Tenn Co. Class A	25,000	944,000
		1,271,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
ArcelorMittal SA (NY Shares) Class A	60,000	$ 1,414,800
TOTAL MATERIALS		3,322,700
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.7%
CenturyTel, Inc.	16,000	434,400
Embarq Corp.	22,000	804,320
Qwest Communications International, Inc.	84,000	326,760
Verizon Communications, Inc.	63,000	1,911,420
		3,476,900
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	280,000	1,220,800
TOTAL TELECOMMUNICATION SERVICES		4,697,700
UTILITIES - 4.3%
Multi-Utilities - 4.3%
CMS Energy Corp.	145,000	1,742,900
PG&E Corp.	78,500	2,913,920
Sempra Energy	13,000	598,260
Wisconsin Energy Corp.	6,000	239,760
		5,494,840
TOTAL COMMON STOCKS (Cost $127,626,953)		122,574,064
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.21% 5/14/09 to 5/28/09 (e) (Cost $399,964)	$ 400,000	399,993
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	3,232,224	$ 3,232,224
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,031,275	1,031,275
TOTAL MONEY MARKET FUNDS (Cost $4,263,499)		4,263,499
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $132,290,416)		127,237,556
NET OTHER ASSETS - 0.6%		740,414
NET ASSETS - 100%		$ 127,977,970
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 CME E-mini S&P 500 Index Contracts	June 2009	$ 4,176,000	$ 98,139

The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,210
Fidelity Securities Lending Cash Central Fund	7,252
Total	$ 26,462
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 127,237,556	$ 125,417,827	$ 1,819,729	$ -
Other Financial Instruments*	$ 98,139	$ 98,139	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $42,150,843 of which $11,838,730, $455,888 and $29,856,225 will expire on October 31, 2010, 2011 and 2016, respectively.

A capital loss carryforward of approximately $11,020,683 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $5,521,154 and $5,499,529 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $968,406) - See accompanying schedule: Unaffiliated issuers (cost $128,026,917)	$ 122,974,057
Fidelity Central Funds (cost $4,263,499)	4,263,499
Total Investments (cost $132,290,416)		$ 127,237,556
Cash		2
Receivable for investments sold		3,531,152
Receivable for fund shares sold		51,817
Dividends receivable		91,955
Distributions receivable from Fidelity Central Funds		2,890
Receivable for daily variation on futures contracts		2,227
Prepaid expenses		982
Receivable from investment adviser for expense reductions		1,168
Other receivables		1,648
Total assets		130,921,397

Liabilities
Payable for investments purchased	$ 1,505,643
Payable for fund shares redeemed	291,912
Accrued management fee	51,074
Distribution fees payable	1,597
Other affiliated payables	25,114
Other payables and accrued expenses	36,812
Collateral on securities loaned, at value	1,031,275
Total liabilities		2,943,427

Net Assets		$ 127,977,970
Net Assets consist of:
Paid in capital		$ 207,108,953
Undistributed net investment income		213,273
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,389,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,954,488)
Net Assets		$ 127,977,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,076,973 ÷ 1,041,566 shares)	$ 8.71

Maximum offering price per share (100/94.25 of $8.71)	$ 9.24
Class T: Net Asset Value and redemption price per share ($4,263,927 ÷ 489,295 shares)	$ 8.71

Maximum offering price per share (100/96.50 of $8.71)	$ 9.03
Class B: Net Asset Value and offering price per share ($1,600,756 ÷ 183,704 shares)A	$ 8.71

Class C: Net Asset Value and offering price per share ($5,377,523 ÷ 617,126 shares)A	$ 8.71

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($106,648,436 ÷ 12,234,908 shares)	$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,010,355 ÷ 115,931 shares)	$ 8.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,216,730
Interest		1,937
Income from Fidelity Central Funds		26,462
Total income		1,245,129

Expenses
Management fee	$ 308,409
Transfer agent fees	129,328
Distribution fees	1,849
Accounting and security lending fees	21,719
Custodian fees and expenses	17,193
Independent trustees' compensation	435
Registration fees	19,124
Audit	24,148
Legal	1,067
Miscellaneous	1,303
Total expenses before reductions	524,575
Expense reductions	(2,579)	521,996
Net investment income (loss)		723,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,812,460)
Foreign currency transactions	15,423
Futures contracts	(307,430)
Total net realized gain (loss)		(32,104,467)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,491,369
Assets and liabilities in foreign currencies	234
Futures contracts	749,493
Total change in net unrealized appreciation (depreciation)		16,241,096
Net gain (loss)		(15,863,371)
Net increase (decrease) in net assets resulting from operations		$ (15,140,238)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 723,133	$ 826,250
Net realized gain (loss)	(32,104,467)	(30,024,518)
Change in net unrealized appreciation (depreciation)	16,241,096	(43,437,379)
Net increase (decrease) in net assets resulting from operations	(15,140,238)	(72,635,647)
Distributions to shareholders from net investment income	(1,093,395)	(449,414)
Share transactions - net increase (decrease)	15,999,168	102,676,330
Redemption fees	74,493	153,457
Total increase (decrease) in net assets	(159,972)	29,744,726

Net Assets
Beginning of period	128,137,942	98,393,216
End of period (including undistributed net investment income of $213,273 and undistributed net investment income of $583,535, respectively)	$ 127,977,970	$ 128,137,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	(.63)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,077
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17 H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,264
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	2.44% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,601
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 I

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.00 K
Net realized and unrealized gain (loss)	.17H
Total from investment operations	.17
Net asset value, end of period	$ 8.71
Total Return B, C, D	1.99%
Ratios to Average Net Assets F, J
Expenses before reductions	2.46% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	(1.37)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,378
Portfolio turnover rate G	238% A, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19	$ 9.47
Income from Investment Operations
Net investment income (loss) D	.06	.09	.09	.05	.04	.03
Net realized and unrealized gain (loss)	(1.19)	(6.76)	2.85	1.63	1.94	.73
Total from investment operations	(1.13)	(6.67)	2.94	1.68	1.98	.76
Distributions from net investment income	(.09)	(.08)	(.06)	(.05)	(.03)	(.04)
Redemption fees added to paid in capital D	.01	.02	.01	- H	- H	- H
Net asset value, end of period	$ 8.72	$ 9.93	$ 16.66	$ 13.77	$ 12.14	$ 10.19
Total Return B, C	(11.32)%	(40.12)%	21.51%	13.87%	19.46%	8.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	.84%	.84%	.89%	.91%	.95%
Expenses net of fee waivers, if any	.96% A	.84%	.84%	.89%	.91%	.95%
Expenses net of all reductions	.96% A	.84%	.84%	.87%	.86%	.89%
Net investment income (loss)	1.35% A	.62%	.59%	.41%	.35%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,648	$ 128,138	$ 98,393	$ 68,822	$ 57,167	$ 49,921
Portfolio turnover rate F	238% A, I	224%	131%	178%	179%	182%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.00 J
Net realized and unrealized gain (loss)	.18G
Total from investment operations	.18
Net asset value, end of period	$ 8.72
Total Return B, C	2.11%
Ratios to Average Net Assets E, I
Expenses before reductions	1.28% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.23)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010
Portfolio turnover rate F	238% A, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 21, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, Tax Managed Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class C, Class B, and Institutional Class shares and the existing class was designated Tax Managed Stock on April 21, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,243,484
Unrealized depreciation	(15,438,199)
Net unrealized appreciation (depreciation)	$ (6,194,715)
Cost for federal income tax purposes	$ 133,432,271

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. In January 2009, the Board of Trustees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees - continued

approved the removal of the redemption fee beginning February 2, 2009 for shares redeemed from accounts held directly with Fidelity, and on or before March 2, 2009 for shares redeemed through intermediaries.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,862,532 and $131,135,019, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 365	$ 15
Class T	.25%	.25%	346	-
Class B	.75%	.25%	270	203
Class C	.75%	.25%	868	101
			$ 1,849	$ 319

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,486
Class T	681
Class B*	2,367
Class C*	608
$ 7,142

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 367.25
Class T	202.29
Class B	77.28
Class C	228.26
Tax Managed Stock	128,412.24
Institutional Class	42.24
	$ 129,328

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,809 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $347 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,252.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 543
Class T	1.50%	301
Class B	2.00%	120
Class C	2.00%	405
Tax Managed Stock	1.00%	-
Institutional Class	1.00%	50
		$ 1,419

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,092 for the period

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Tax Managed Stock	$ 1,093,395	$ 449,414

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009A	Year ended October 31, 2008	Six months ended April 30, 2009A	Year ended October 31, 2008
Class A
Shares sold	16,912	-	$ 144,926	$ -
Issued in exchange for shares of Tax Managed Stock	1,033,129	-	8,977,888	-
Shares redeemed	(8,475)	-	(74,225)	-
Net increase (decrease)	1,041,566	-	$ 9,048,589	$ -
Class T
Shares sold	11,807	-	$ 100,854	$ -
Issued in exchange for shares of Tax Managed Stock	479,321	-	4,165,302	-
Shares redeemed	(1,833)	-	(15,792)	-
Net increase (decrease)	489,295	-	$ 4,250,364	$ -
Class B
Shares sold	11,741	-	$ 100,276	$ -
Issued in exchange for shares of Tax Managed Stock	176,977	-	1,537,928	-
Shares redeemed	(5,014)	-	(43,274)	-
Net increase (decrease)	183,704	-	$ 1,594,930	$ -
Class C
Shares sold	14,306	-	$ 122,597	$ -
Issued in exchange for shares of Tax Managed Stock	604,806	-	5,255,763	-
Shares redeemed	(1,986)	-	(17,299)	-
Net increase (decrease)	617,126	-	$ 5,361,061	$ -
Tax Managed Stock
Shares sold	1,680,368	8,838,597	$ 14,116,173	$ 126,169,743
Reinvestment of distributions	111,863	24,218	965,374	394,019
Shares redeemed	(2,457,473)	(1,869,319)	(20,343,011)	(23,887,432)
Net increase (decrease)	(665,242)	6,993,496	$ (5,261,464)	$ 102,676,330
Institutional Class
Shares sold	11,709	-	$ 100,001	$ -
Issued in exchange for shares of Tax Managed Stock	104,222	-	905,687	-
Shares redeemed	-	-	-	-
Net increase (decrease)	115,931	-	$ 1,005,688	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 21, 2009 (commencement of sale of shares)
to April 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On April 24, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Tax Managed Stock Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 14, 2009. The acquisition was accomplished by an exchange of 1,033,129 Class A shares, 479,321 Class T shares, 176,977 Class B shares, 604,806 Class C Shares and 104,222 Institutional Class shares of the Fund, respectively, for 1,086,445 Class A shares, 512,502 Class T shares, 196,476 Class B shares, 671,670 Class C shares and 107,837 Institutional Class shares then outstanding (valued at $8.26, $8.13, $7.83, $7.82 and $8.40 per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including $668,450 of unrealized depreciation, were combined with the Fund's net assets of $106,937,918 for total net assets after the acquisition of $127,780,510.

Semiannual Report

Distributions

The following distribution information is for the Fidelity Advisor Tax Managed Stock Fund, which was acquired by Fidelity Tax Managed Stock Fund through a merger on April 24, 2009

The Institutional Class designates 100% of the dividends distributed during the fiscal year, as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The Institutional Class designates 100% of the dividends distributed during the fiscal year, as qualifying for the dividends-received deduction for corporate shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMGI-USAN-0609
1.889779.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 19, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 19, 2009